Document and Entity Information	Dec. 09, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2025
Entity File Number	001-38033
Entity Registrant Name	DXC TECHNOLOGY COMPANY
Entity Central Index Key	0001688568
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	61-1800317
Entity Address, Address Line One	20408 Bashan Drive
Entity Address, Address Line Two	Suite 231
Entity Address, City or Town	Ashburn
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20147
City Area Code	703
Local Phone Number	972-7000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DXC
Security Exchange Name	NYSE
1.750% Senior Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Senior Notes due 2026
Trading Symbol	DXC 26
Security Exchange Name	NYSE